Intangible Assets - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2024	$ 506
2024	474	$ 1,040
2025	252	383
2026	25	161
2027	0	0
Thereafter	0
Intangible assets, net	$ 1,257	$ 1,584	$ 1,782